Recent Accounting Pronouncements	9 Months Ended
Sep. 30, 2013
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recent Accounting Pronouncements	8. Recent Accounting Pronouncements There are no recent accounting pronouncements that are expected to have an effect on the Company’s condensed consolidated interim financial statements.